Average Annual Total Returns - Investor A, C and Institutional - BlackRock High Yield Municipal Fund	Oct. 28, 2020
S&P® Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.26%
5 Years	3.50%
10 Years	4.41%
Custom High Yield Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	11.25%	[1]
5 Years	6.46%	[1]
10 Years	7.52%	[1]
Investor A Shares
Average Annual Return:
1 Year	4.98%
5 Years	4.29%
10 Years	6.08%
Investor C Shares
Average Annual Return:
1 Year	7.91%
5 Years	4.43%
10 Years	5.75%
Institutional Shares
Average Annual Return:
1 Year	10.02%
5 Years	5.49%
10 Years	6.84%
Institutional Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	10.01%
5 Years	5.48%
10 Years	6.83%
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	7.57%
5 Years	5.20%
10 Years	6.45%

[1]	The Custom High Yield Index reflects the returns of the S&P® Customized High Yield Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those bonds in the S&P® Customized High Yield Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.